Unaudited Condensed Statements of Cash Flows - USD ($)	3 Months Ended		10 Months Ended	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2022
Cash flows from operating activities:
Net Income (loss)	$ 1,120,611	$ (5,010)	$ (3,559)	$ 1,233,352
Adjustments to reconcile net cash used in operating activities:
Interest earned on investment held in Trust Account	(798,516)			(1,656,478)
Unrealized gain on investment held in Trust Account	(451,552)
Change in fair value of convertible notes	(462,670)
Change in fair value of warrant liabilities	10,600			(555,917)
Changes in current assets and current liabilities:
Prepaid expenses	(122,876)	(29,200)		(99,196)
Accrued expenses	166,354	40,500		140,370
Franchise tax payable	(90,701)			122,801
Income tax payable	160,947			243,070
Deferred income tax liability	94,826			78,955
Formation costs paid by related party			8,511
Net cash provided by (used in) operating activities	(372,977)	6,290	4,952	(493,043)
Cash flows from investing activities:
Cash deposited in Trust Account	(360,000)			(116,150,000)
Net cash used in investing activities	(360,000)			(116,150,000)
Cash flows from financing activities:
Proceeds from issuance of insider shares to the initial stockholders		25,000		25,000
Proceeds from sale of public units through public offering				115,000,000
Proceeds from sale of private placement units				5,300,000
Proceeds from sale of unit purchase option				100
Proceeds from issuance of convertible promissory notes to related party	510,000	191,489		200,000
Repayment of promissory note to related party				(200,000)
Repayment of advance from related party				(8,511)
Payment of underwriters’ commissions				(2,875,000)
Payment of deferred offering costs		(221,061)		(462,536)
Net cash provided by (used in) financing activities	510,000	(4,572)		116,979,053
Net change in cash	(222,977)	1,718	4,952	336,010
Cash, beginning of the period	340,962	4,952		4,952
Cash, end of the period	117,985	6,670	4,952	340,962
Supplemental Disclosure of Non-cash Financing Activities
Initial classification of common stock subject to redemption				94,873,850
Initial recognition of warrant liabilities				587,717
Deferred underwriting fee payable				4,312,500
Allocation of offering costs to common stock subject to redemption				6,901,405
Accretion of Common stock to redemption value				$ 29,388,057
Accretion of Common stock to redemption value	1,322,195
Exercise tax liability	$ 631,696